Shareholder Report, Holdings (Details) - C000126338	Apr. 30, 2026
Curtiss-Wright Corp.None_231561101
Holdings [Line Items]
Percent of Total Investments	5.84%
Teleflex, Inc.None_879369106
Holdings [Line Items]
Percent of Total Investments	4.80%
Corning, Inc.None_219350105
Holdings [Line Items]
Percent of Total Investments	4.51%
Westinghouse Air Brake Technologies Corp.None_929740108
Holdings [Line Items]
Percent of Total Investments	4.38%
Rockwell Automation, Inc.None_773903109
Holdings [Line Items]
Percent of Total Investments	4.08%
Coherent Corp.None_19247G107
Holdings [Line Items]
Percent of Total Investments	3.99%
Merck & Co., Inc.None_58933Y105
Holdings [Line Items]
Percent of Total Investments	3.41%
Revvity, Inc.None_714046109
Holdings [Line Items]
Percent of Total Investments	3.24%
Hubbell, Inc.None_443510607
Holdings [Line Items]
Percent of Total Investments	3.17%
Emerson Electric Co.None_291011104
Holdings [Line Items]
Percent of Total Investments	3.16%
Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	20.80%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Materials
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%